Pensions and Other Post Employment Benefit Plans - Summary of Components of Net Benefit Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
On plan assets	SFr (70)	SFr 26
On obligation	(738)	718
Total	(808)	744	SFr 88
Current service cost	(391)	(446)
Interest cost on benefit obligation	(149)	(31)
Interest income	147	26
Impact of plan changes		37
Administration cost	(7)	(6)
Net benefit income / (expense)	(400)	(420)
Defined benefit obligation	(9,930)	(6,494)
Fair value of plan assets	9,202	6,403
Net benefit asset / (liability)	SFr (728)	SFr (91)